NATURE OF THE BUSINESS AND BASIS OF PRESENTATION (Detail Textuals) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			75 Months Ended		84 Months Ended
	May 01, 2006	May 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2006 Subsidiary	Dec. 31, 2011		Sep. 30, 2012		Nov. 23, 2009
Accounting Policies [Abstract]
Stock-based compensation, officers and directors			$ 266,302	$ 18,433	$ 875,156	$ 148,049	$ 333,730	$ 263,772		$ 934,901	[1]	$ 1,810,057	[1]
Percentage of Ownership before Transaction		100.00%
Ownership percentage owned by Omagine Inc.		60.00%												60.00%
Amount received from State of Qatar for settlement of real estate development dispute	$ 1,000,000									$ 1,004,666	[1]	$ 1,004,666	[1]
Number of wholly owned subsidiaries dissolved whose businesses were discontinued									2

[1]	As Restated - Note 10